CONCENTRATION OF CREDIT RISK, SIGNIFICANT CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Rocket Lab USA, Inc.
CONCENTRATION OF CREDIT RISK, SIGNIFICANT CUSTOMERS AND GEOGRAPHIC INFORMATION

20. CONCENTRATION OF CREDIT RISK, SIGNIFICANT CUSTOMERS AND GEOGRAPHIC INFORMATION

Concentration of Credit Risk and Significant Customers

The Company is subject to concentration of credit risk with respect to its cash, cash equivalents and accounts receivable. The Company maintains bank accounts in the United States and New Zealand and attempts to minimize by maintaining its cash, cash equivalents with major high credit quality financial institutions. From time to time cash balances held may exceed limits federally insured by the Federal Deposit Insurance Corporation. The Company has not experienced losses in such accounts and believes it is not exposed to any significant credit risk associated with these accounts.

The services provided by Rocket Lab are to U.S. Government and commercial customers. The Company has a significant concentration of credit risk associated with its accounts receivables that is solely based on the good faith and credit of the U.S. Government. We extend differing levels of credit to commercial customers, do not require collateral deposits, and, when necessary, maintain reserves for potential credit losses based upon the expected collectability of accounts receivable. We manage credit risk related to our customers by following credit approval processes, establishing credit limits, performing periodic evaluations of credit worthiness and applying other credit risk monitoring procedures.

As of December 31, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

	2020	2019
U.S. commercial customer A	62%	*
U.S. commercial customer B	13%	*
International customer C	12%	*

* Accounts receivable was less than 10%

For the years ended December 31, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

	2020	2019
U.S. government customer D	21%	12%
International customer E	18%	*
U.S. commercial customer F	15%	*
U.S. commercial customer G	14%	26%

* Revenue was less than 10%

Geographic Information

The Company’s consolidated net revenues by geographic area based on customer billing location are as follows as of December 31:

	2020		2019
	Amount	% of total revenues	Amount	% of total revenues
United States	$25,881	74%	$47,848	99%
Japan	6,498	18%	—	0%
Rest of world	2,781	8%	551	1%

Total	$35,160	100%	$48,399	100%

Long-lived assets, which consists of property, plant and equipment, net, leased right-of-use assets, intangible assets, net and goodwill, by geographic area are as follows as of December 31:

	2020		2019
	Amount	% of Long- Lived Assets	Amount	% of Long- Lived Assets
United States	$34,303	38%	$30,693	46%
New Zealand	43,323	47%	36,362	54%
Canada	13,590	15%	—	0%

Total	$91,216	100%	$67,055	100%